employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Employee benefits expense - gross
Wages and salaries	$ 1,026	$ 901	$ 2,017	$ 1,781
Share-based compensation	63	46	123	78
Pensions - defined benefit	30	25	56	52
Pensions - defined contribution	28	25	50	46
Restructuring costs	16	10	34	20
Employee health and other benefits	45	43	95	89
Total	1,208	1,050	2,375	2,066
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(20)	(16)	(42)	(33)
Amortized contract acquisition costs	16	13	31	26
Capitalized contract fulfilment costs	(1)	(1)	(1)	(2)
Amortized contract fulfilment costs	1	1	2	2
Property, plant and equipment	(96)	(83)	(186)	(170)
Intangible assets subject to amortization	(57)	(53)	(113)	(105)
Total	(157)	(139)	(309)	(282)
Net	$ 1,051	$ 911	2,066	$ 1,784
Restructuring | Digitally-led customer experiences
Employee benefits expense - gross
Share-based compensation			$ 6